COMMON SHARES - Options (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Options
Outstanding at the beginning of the period (in shares)	7,769,000
Granted (in shares)	1,396,000
Exercised (in shares)	(2,830,000)
Options forfeited/expired (in shares)	(226,000)
Outstanding at the end of the period (in shares)	6,109,000
Options Exercisable (in shares)	3,175,000
Weighted Average Exercise Prices
Outstanding at the beginning of the period (in Canadian dollars per share) | $ / shares	$ 61.29
Granted (in Canadian dollars per share) | $ / shares	66.49
Exercised (in Canadian dollars per share) | $ / shares	58.09
Options forfeited/expired (in Canadian dollars per share) | $ / shares	63.96
Outstanding at the end of the period (in Canadian dollars per share) | $ / shares	63.86
Options Exercisable at December 31, 2020 (in Canadian dollars per share) | $ / shares	$ 63.13
Weighted Average Remaining Contractual Life
Options Outstanding at December 31, 2022	4 years 4 months 24 days
Options Exercisable at December 31, 2022	3 years 4 months 24 days
Number of shares available for grant (in shares)	3,656,518
Options expiration term	7 years
Award vesting period	3 years